9. Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories Abstract
Schedule of inventories

Inventories are reduced by an allowance for losses and damages, which is periodically reviewed and evaluated as appropriate. Bonuses received from suppliers are measured and recognized based upon executed contracts and agreements and recorded as cost of sales when the corresponding inventories are sold. Unrealized bonuses are presented as reducing the inventories at each balance sheet date.

	2019	2018

Stores	4,698	4,162
Distribution centers	1,583	1,807
Inventories – Éxito Group	2,254	-
Real Estate Inventory – Éxito Group	190	-
Real Estate inventory – Brazil	1	5
Allowance for losses on inventory obsolescence and damages	(95)	(65)
	8,631	5,909

Schedule of estimated losses on obsolescence and breakage
9.2.	Allowance for losses on inventory obsolescence and damages
	2019	2018	2017

At the beginning of the year	(65)	(73)	(75)
Additions	(51)	(79)	(110)
Business combination	(22)	-	-
Write-offs / reversal	35	85	111
Deconsolidation Via Varejo	8	-	-
Assets held for sale and discontinued operations	-	2	1
At the end of the year	(95)	(65)	(73)